Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions
Summary of employee benefits expense

	Short term			Post-employment	Other long term	Share-based payments(1)
	Salary & fees	Cash bonus & non-monetary benefits	Annual leave accrual(2)	Super- annuation	Long service leave accrual(3)	Performance Rights	Total
Total directors	656,685	-	(138,697)	60,295	(83,531)	639,351	1,134,103

(1)	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.

(2)	Represents accounting adjustments for accrued annual leave.

(3)	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.

Summary of performance rights held

The movement during the reporting period of Performance Rights over ordinary shares in Locafy Limited held, directly, indirectly or beneficially by directors, including their related parties, is as follows:

	Held at July 1, 2022 (1)	Granted as compensation (2)	Exercised	Lapsed	Forfeited	Other changes	Held at June 30, 2023	Vested during the year	Vested and exercise-able at June 30, 2023
Total Directors	96,357	24,721	-	-	-	-	121,078	-	-

(1)	On 7 December 2022, our shareholders authorised at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (the “Reverse Share Split”). Issued and outstanding performance rights were split on the same basis. The number of performance rights following the Reverse Share Split are reflected in the table above.

(2)	In order to preserve cash and to reduce debt, the directors agreed to apply a portion of unpaid entitlements and director’s fees as at 30 June 2023 towards acquiring performance rights. The number of performance rights issued was based upon a price of US$7.46 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 23 June 2023 and a AUD:USD exchange rate of $0.6670; being the 30-day average rate ended 23 June 2023 (published by the Reserve Bank of Australia).

Summary of shares held

The movement during the reporting period in the number of ordinary shares in Locafy Limited held, directly, indirectly or beneficially, by directors, including their related parties, is as follows:

	Held at July 1, 2022 (1)	Received on exercise of Performance Rights	Other changes (2)	Held at June 30, 2023
Total Directors	283,968	-	2,360	286,328

(1)	On 7 December 2022, our shareholders authorised at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (the “Reverse Share Split”). Issued and outstanding shares were split on the same basis. The number of shares following the Reverse Share Split are reflected in the table above.

(2)	Other changes represent shares that were purchased or sold during the year.